STRONG [Strong Logo}

STRONG ADVISOR EQUITY FUNDS
CLASSES A, B, AND C

PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

STRONG ADVISOR COMMON STOCK FUND
STRONG ADVISOR ENDEAVOR LARGE CAP FUND
STRONG ADVISOR INTERNATIONAL CORE FUND
STRONG ADVISOR MID CAP GROWTH FUND
STRONG ADVISOR SELECT FUND
STRONG ADVISOR SMALL CAP VALUE FUND
STRONG ADVISOR TECHNOLOGY FUND
STRONG ADVISOR U.S. MID CAP GROWTH FUND
STRONG ADVISOR U.S. VALUE FUND

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002


STRONG ADVISOR U.S. MID CAP GROWTH FUND

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective July 31, 2002, the Strong Advisor U.S. Mid Cap Growth Fund's name changed to the Strong Advisor U.S. Small/Mid Cap Growth Fund, and on page 5 of the prospectus, the first full paragraph is deleted and replaced with the following paragraph:

The ADVISOR U.S. SMALL/MID CAP GROWTH FUND invests, under normal conditions, at least 80% of its net assets in stocks of small- and medium-capitalization U.S. companies that the Fund's manager believes have favorable prospects for growth of earnings and capital appreciation. The Fund defines "small-capitalization companies" and "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell 2500(TM) Index and Russell Midcap(R) Growth Index, respectively, at the time of investment. To identify these companies, the manager looks for several characteristics, including strong revenue growth, high return on invested capital, overall financial strength, competitive advantages, reasonable current stock price, experienced management, and competence in research, development, and marketing. If there is a change in the company's growth prospects or a deterioration in the company's fundamental qualities, the manager may sell that company's stock. The Fund may invest up to 20% of its net assets in foreign securities.

ALL FUNDS

On page 14 of the prospectus, the Average Annual Total Returns table for the Funds is deleted and replaced with the following table:

                                          AVERAGE ANNUAL TOTAL RETURNS(1)
                                                  AS OF 12-31-01

 --------------------------------------- --------------- ------------- ------------ ---------------------
                                                                                    SINCE FUND
 FUND/INDEX                              1-YEAR          5-YEAR        10-YEAR      INCEPTION(2)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR COMMON STOCK
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                    -7.64%          10.78%        14.68%       16.40%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions    -7.68%           8.27%        11.82%       13.38%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                  -4.62%(3)        7.84%        11.14%       12.67%
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                  -7.48%          11.32%        14.94%       16.62%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                  -3.48%          11.58%        14.83%       16.44%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Russell 2000(R)Index (reflects no           2.49%           7.52%        11.51%       10.99%
 deductions for fees, expenses, or
 taxes)(4)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Mid-Cap Core Funds Index           -4.90%          11.28%        12.43%       13.21%
 (reflects no deductions for fees,
 expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR MID CAP GROWTH
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                   -34.96%           8.02%         -            8.02%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions   -34.97%           7.53%         -            7.53%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                 -21.29%(3)        6.54%         -            6.54%
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                 -36.25%           8.58%         -            8.58%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                 -32.27%           8.85%         -            8.85%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Russell Midcap(R)Index (reflects no        -5.62%          11.40%         -           11.40%
 deductions for fees, expenses, or
 taxes)(7)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Multi-Cap Growth Funds Index      -25.16%           8.13%         -            8.13%
 (reflects no deductions for fees,
 expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR SELECT
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                     -24.69%           -             -        -24.58%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions     -24.69%           -             -        -24.58%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                  -15.04%(3)         -             -        -19.66%(3)
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                   -25.60%           -             -        -24.48%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                   -21.70%           -             -        -20.60%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 S&P 500 Index (reflects no deductions      -11.88%           -             -        -11.88%
 for fees, expenses, or taxes)(6)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Multi-Cap Growth Funds Index        -25.16%           -             -        -25.16%
 (reflects no deductions for fees,
 expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR SMALL CAP VALUE
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                    10.92%           -             -           17.22%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions    10.87%           -             -           17.21%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                   6.69%           -             -           14.36%
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                  12.07%           -             -           17.99%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                  16.12%           -             -           18.47%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Russell 2000(R)Index (reflects no           2.49%           -             -            4.10%
 deductions for fees, expenses, or
 taxes)(4)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Small-Cap Value Funds Index        17.20%           -             -            6.64%
 (reflects no deductions for fees,
 expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR TECHNOLOGY
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                   -26.50%           -             -          -29.76%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions   -26.55%           -             -          -29.80%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                 -16.14%(3)        -             -          -23.75%(3)
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                 -27.87%           -             -          -30.46%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                 -24.09%           -             -          -26.86%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 S&P 500 Index (reflects no deductions    -11.88%           -             -          -10.61%
 for fees, expenses, or taxes)(6)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Science and Technology Funds      -34.72%           -             -          -33.20%
 Index (reflects no deductions for
 fees, expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 ADVISOR U.S. VALUE
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class A
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return Before Taxes                   -17.22%           8.24%         -           11.24%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on Distributions   -17.56%           7.53%         -           10.54%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
    Return After Taxes on                 -10.27%(3)        6.48%         -            9.09%
    Distributions and Sale of Fund
    Shares
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class B*                                 -17.60%           8.60%         -           11.68%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Class C*                                 -13.55%           8.90%         -           11.69%
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 S&P 500 Index (reflects no deductions    -11.88%          10.70%         -           12.65%
 for fees, expenses, or taxes)(6)
 --------------------------------------- --------------- ------------- ------------ ---------------------
 --------------------------------------- --------------- ------------- ------------ ---------------------
 Lipper Large-Cap Value Funds Index        -8.58%           9.42%         -           11.28%
 (reflects no deductions for fees,
 expenses, or taxes)(5)
 --------------------------------------- --------------- ------------- ------------ ---------------------

*ONLY BEFORE-TAX RETURNS ARE SHOWN FOR THE CLASS B AND CLASS C SHARES OF EACH FUND. AFTER-TAX RETURNS FOR THOSE CLASSES MAY VARY FROM THOSE SHOWN FOR THE CLASS A SHARES OF EACH FUND.
(1) HISTORICAL RETURNS PROVIDED IN THIS PROSPECTUS MAY BE HIGHER OR LOWER THAN HISTORICAL RETURNS PROVIDED IN PREVIOUS PROSPECTUSES AND OTHER MATERIALS BECAUSE CURRENT SYSTEMS ARE ABLE TO MORE EFFECTIVELY REFLECT THE RECALCULATION PROCESS. IN ADDITION, HISTORICAL RETURNS PROVIDED FOR CLASS A SHARES MAY BE HIGHER BECAUSE CURRENT PERFORMANCE CALCULATIONS MORE ACCURATELY REFLECT THE POTENTIAL SALES CHARGE ON A PARTICULAR PURCHASE.
(2) THE ADVISOR COMMON STOCK FUND COMMENCED OPERATIONS ON DECEMBER 29, 1989 AND FIRST OFFERED CLASS A, B, AND C SHARES ON NOVEMBER 30, 2000. THE ADVISOR SELECT FUND COMMENCED OPERATIONS ON DECEMBER 29, 2000. THE ADVISOR MID CAP GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 1996 AND FIRST OFFERED CLASS A, B, AND C SHARES ON NOVEMBER 30, 2000. THE ADVISOR SMALL CAP VALUE FUND COMMENCED OPERATIONS ON DECEMBER 31, 1997 AND FIRST OFFERED CLASS A, B, AND C SHARES ON NOVEMBER 30, 2000. THE ADVISOR TECHNOLOGY FUND COMMENCED OPERATIONS ON NOVEMBER 30, 2000. THE ADVISOR U.S. VALUE FUND COMMENCED OPERATIONS ON DECEMBER 29, 1995 AND FIRST OFFERED CLASS A, B, AND C SHARES ON NOVEMBER 30, 2000.
(3) RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN BEFORE-TAX RETURNS WHEN A NET CAPITAL LOSS OCCURS UPON THE REDEMPTION OF FUND SHARES.
(4) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. MARKET FOR SMALL CAPITALIZATION STOCKS.
(5) THE LIPPER MID-CAP CORE FUNDS INDEX, THE LIPPER MULTI-CAP GROWTH FUNDS INDEX, THE LIPPER SMALL-CAP VALUE FUNDS INDEX, THE LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX, AND THE LIPPER LARGE-CAP VALUE FUNDS INDEX ARE EQUALLY WEIGHTED PERFORMANCE INDICES OF THE LARGEST QUALIFYING FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES.
(6) THE S&P 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET.
(7) THE RUSSELL MIDCAP(R)INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. MARKET FOR MEDIUM CAPITALIZATION STOCKS.

On page 20 of the prospectus, under the Annual Fund Operating Expenses table, footnote 1 is deleted and replaced with the following:

(1) EACH FUND, EXCEPT THE ADVISOR U.S. VALUE FUND, HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE A DESIGNATED LEVEL.

On page 21 of the prospectus, the example table for the Funds is deleted and replaced with the following table:

FUND / SHARE CLASS                                         1 YEAR          3 YEARS         5 YEARS        10 YEARS
------------------------------------------------------ ---------------- --------------- --------------- --------------
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR COMMON STOCK
Class A                                                     $733            $1,065          $1,420         $2,417
Class B (if you redeem your shares)                         $758            $1,193          $1,555         $2,885
Class B (if you do NOT redeem your shares)                  $258              $793          $1,355         $2,885
Class C (if you redeem your shares)                         $342              $745          $1,275         $2,726
Class C (if you do NOT redeem your shares)                  $242              $745          $1,275         $2,726
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR ENDEAVOR LARGE CAP
Class A                                                     $800            $1,269          $1,763         $3,116
Class B (if you redeem your shares)                         $778            $1,253          $1,654         $3,080
Class B (if you do NOT redeem your shares)                  $278              $853          $1,454         $3,080
Class C (if you redeem your shares)                         $378              $853          $1,454         $3,080
Class C (if you do NOT redeem your shares)                  $278              $853          $1,454         $3,080
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR INTERNATIONAL CORE
Class A                                                     $788            $1,232          $1,701         $2,992
Class B (if you redeem your shares)                         $801            $1,321          $1,767         $3,299
Class B (if you do NOT redeem your shares)                  $301              $921          $1,567         $3,299
Class C (if you redeem your shares)                         $401              $921          $1,567         $3,299
Class C (if you do NOT redeem your shares)                  $301              $921          $1,567         $3,299
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR MID CAP GROWTH
Class A                                                     $749            $1,115          $1,504         $2,589
Class B (if you redeem your shares)                         $796            $1,307          $1,743         $3,252
Class B (if you do NOT redeem your shares)                  $296              $907          $1,543         $3,252
Class C (if you redeem your shares)                         $387              $880          $1,499         $3,166
Class C (if you do NOT redeem your shares)                  $287              $880          $1,499         $3,166
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR SELECT
Class A                                                     $990            $1,828          $2,676         $4,841
Class B (if you redeem your shares)                        $1,695           $3,726          $5,353         $8,659
Class B (if you do NOT redeem your shares)                 $1,195           $3,326          $5,153         $8,659
Class C (if you redeem your shares)                        $1,332           $3,414          $5,268         $8,775
Class C (if you do NOT redeem your shares)                 $1,232           $3,414          $5,268         $8,775
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR SMALL CAP VALUE
Class A                                                     $728            $1,051          $1,396         $2,366
Class B (if you redeem your shares)                         $753            $1,179          $1,531         $2,836
Class B (if you do NOT redeem your shares)                  $253              $779          $1,331         $2,836
Class C (if you redeem your shares)                         $342              $745          $1,275         $2,726
Class C (if you do NOT redeem your shares)                  $242              $745          $1,275         $2,726
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR TECHNOLOGY
Class A                                                    $1,230           $2,500          $3,720         $6,560
Class B (if you redeem your shares)                        $1,410           $3,014          $4,375         $7,527
Class B (if you do NOT redeem your shares)                  $910            $2,614          $4,175         $7,527
Class C (if you redeem your shares)                         $973            $2,517          $4,036         $7,344
Class C (if you do NOT redeem your shares)                  $873            $2,517          $4,036         $7,344
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR U.S. SMALL/MID CAP GROWTH
Class A                                                     $743            $1,094          $1,469         $2,519
Class B (if you redeem your shares)                         $753            $1,179          $1,531         $2,836
Class B (if you do NOT redeem your shares)                  $253              $779          $1,331         $2,836
Class C (if you redeem your shares)                         $353              $779          $1,331         $2,836
Class C (if you do NOT redeem your shares)                  $253              $779          $1,331         $2,836
------------------------------------------------------ ---------------- --------------- --------------- --------------
------------------------------------------------------ ---------------- --------------- --------------- --------------
ADVISOR U.S. VALUE
Class A                                                     $750            $1,117          $1,508         $2,599
Class B (if you redeem your shares)                         $791            $1,292          $1,718         $3,204
Class B (if you do NOT redeem your shares)                  $291              $892          $1,518         $3,204
Class C (if you redeem your shares)                         $340              $739          $1,265         $2,706
Class C (if you do NOT redeem your shares)                  $240              $739          $1,265         $2,706





            The date of this Prospectus Supplement is July 31, 2002.

         PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               WITH YOUR RECORDS.


                        STRONG ADVISOR COMMON STOCK FUND
                     STRONG ADVISOR ENDEAVOR LARGE CAP FUND
                     STRONG ADVISOR INTERNATIONAL CORE FUND
                       STRONG ADVISOR MID CAP GROWTH FUND
                           STRONG ADVISOR SELECT FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR TECHNOLOGY FUND
                     STRONG ADVISOR U.S. MID CAP GROWTH FUND
                         STRONG ADVISOR U.S. VALUE FUND

     Supplement to the Statement of Additional Information dated May 1, 2002


STRONG ADVISOR U.S. MID CAP GROWTH FUND

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective July 31, 2002, the Strong Advisor U.S. Mid Cap Growth Fund's name changed to the Strong Advisor U.S. Small/Mid Cap Growth Fund. In addition, the paragraph under "INVESTMENT POLICIES AND TECHNIQUES - Strong Advisor U.S. Mid Cap Growth Fund" starting on page 8 of the Statement of Additional Information, is deleted and replaced with the following:


STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND

o Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, of small and medium market capitalization U.S. companies. For the purposes of this Fund, small-capitalization companies and medium-capitalization companies are those companies with a market capitalization substantially similar to that of companies in the Russell 2500(TM) Index and Russell Midcap(R) Growth Index, respectively, at the time of the Fund's investment.
o The Fund may invest up to 20% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities.
o The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations.
o The Fund may invest up to 20% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts.
o Next Century Growth Investors, LLC ("Subadvisor") may invest up to 100% of the fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Subadvisor determines that a temporary defensive position is advisable.
o The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.

ALL FUNDS

The Total Return tables beginning on page 74 of the Statement of Additional Information, are deleted and replaced with the following:

                                  TOTAL RETURN

NOTE - THE FOLLOWING TABLE DOES NOT CONTAIN INFORMATION ON THE ADVISOR U.S. SMALL/MID CAP GROWTH FUND BECAUSE IT WAS NOT OFFERED UNTIL MARCH 28, 2002.

ADVISOR COMMON STOCK FUND

CLASS A(1)

----------------- ------------ ------------------ ------------ -------------------------------------------------------
                                                                            Average Annual Total Return
                                                               -------------------------------------------------------
                                                               --------------- ------------------ --------------------
                    Initial                       Cumulative                                        After Taxes on
                    $10,000      Ending $ value      Total                      After Taxes on     Distributions and
Time Period       Investment    December 31, 2001   Return      Before Taxes     Distributions    Sale of Fund Shares
----------------- ------------ ------------------ ------------ --------------- ------------------ --------------------
----------------- ------------ ------------------ ------------ --------------- ------------------ --------------------
One Year            $10,000         $9,236          -7.64%         -7.64%           -7.68%              -4.62%
----------------- ------------ ------------------ ------------ --------------- ------------------ --------------------
----------------- ------------ ------------------ ------------ --------------- ------------------ --------------------
Five Years          $10,000         $16,686         66.86%         10.78%            8.27%               7.84%
----------------- ------------ ------------------ ------------ --------------- ------------------ --------------------
----------------- ------------ ------------------ ------------ --------------- ------------------ --------------------
Ten Years           $10,000         $39,335         293.35%        14.68%           11.82%              11.14%
----------------- ------------ ------------------ ------------ --------------- ------------------ --------------------
----------------- ------------ ------------------ ------------ --------------- ------------------ --------------------
Life of Fund(2)     $10,000         $61,937         519.37%        16.40%           13.38%              12.67%
----------------- ------------ ------------------ ------------ --------------- ------------------ --------------------

(1) First offered on November 30, 2000.
(2) Commenced operations on December 29, 1989.

CLASS B(1)

----------------- ------------ ------------------ ------------ -------------------------------------------------------
                                                                            Average Annual Total Return
                                                               -------------------------------------------------------
                                                               -------------- ------------------- --------------------
                    Initial                        Cumulative                                       After Taxes on
                    $10,000     Ending $ value       Total                      After Taxes on     Distributions and
Time Period       Investment    December 31, 2001   Return      Before Taxes    Distributions     Sale of Fund Shares
----------------- ------------ ------------------ ------------ -------------- ------------------- --------------------
----------------- ------------ ------------------ ------------ -------------- ------------------- --------------------
One Year                 $10,000    $9,252          -7.48%        -7.48%            -7.52%              -4.52%
----------------- ------------ ------------------ ------------ -------------- ------------------- --------------------
----------------- ------------ ------------------ ------------ -------------- ------------------- --------------------
Five Years               $10,000    $17,097         70.97%        11.32%            8.78%                8.30%
----------------- ------------ ------------------ ------------ -------------- ------------------- --------------------
----------------- ------------ ------------------ ------------ -------------- ------------------- --------------------
Ten Years                $10,000    $40,230         302.30%       14.94%            12.07%              11.38%
----------------- ------------ ------------------ ------------ -------------- ------------------- --------------------
----------------- ------------ ------------------ ------------ -------------- ------------------- --------------------
Life of Fund(2)          $10,000    $63,362         533.62%       16.62%            13.59%              12.88%
----------------- ------------ ------------------ ------------ -------------- ------------------- --------------------

(1)  First offered on November 30, 2000.
(2)  Commenced operations on December 29, 1989.

CLASS C(1)

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year                 $10,000    $9,652           -3.48%        -3.48%           -3.52%              -2.08%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Five Years               $10,000    $17,297          72.97%        11.58%           9.06%                8.53%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Ten Years                $10,000    $39,856          298.56%       14.83%           11.97%              11.29%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of                  $10,000    $62,201          522.01%       16.44%           13.42%              12.73%
Fund(2)
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1)  First offered on November 30, 2000.
(2)  Commenced operations on December 29, 1989.

CLASS Z

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year                 $10,000    $9,830           -1.70%        -1.70%           -1.74%              -1.00%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Five Years               $10,000    $18,020          80.20%        12.50%           8.79%                8.94%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Ten Years                $10,000    $43,253          332.53%       15.77%           12.29%              11.93%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of Fund(1)          $10,000    $68,617          586.17%       17.40%           13.85%              13.42%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1) Commenced operations on December 29, 1989.

ADVISOR ENDEAVOR LARGE CAP FUND

CLASS A

----------------- ------------ ------------------ --------------- ----------------------------------------------------
                                                                              Average Annual Total Return
                                                                  ----------------------------------------------------
                                                                  ----------- ------------------- --------------------
                    Initial     Ending $ value                      Before      After Taxes on      After Taxes on
                    $10,000                         Cumulative                                     Distributions and
Time Period       Investment    December 31, 2001  Total Return     Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------
Life of             $10,000         $10,222           2.22%          N/A             N/A                  N/A
Fund(1)
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------

 (1) Commenced operations on September 28, 2001.

CLASS B

----------------- ------------ ------------------ --------------- ----------------------------------------------------
                                                                              Average Annual Total Return
                                                                  ----------------------------------------------------
                                                                  ----------- ------------------- --------------------
                    Initial     Ending $ value                    Before        After Taxes on      After Taxes on
                    $10,000                         Cumulative                                     Distributions and
Time Period       Investment    December 31, 2001  Total Return     Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------
Life of             $10,000         $10,325           3.25%          N/A             N/A                  N/A
Fund(1)
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------

 (1) Commenced operations on September 28, 2001.

CLASS C

----------------- ------------ ------------------ --------------- ----------------------------------------------------
                                                                              Average Annual Total Return
                                                                  ----------------------------------------------------
                                                                  ----------- ------------------- --------------------
                    Initial     Ending $ value                    Before        After Taxes on      After Taxes on
                    $10,000                         Cumulative                                     Distributions and
Time Period       Investment    December 31, 2001  Total Return     Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------
Life of             $10,000         $10,725           7.25%          N/A             N/A                  N/A
Fund(1)
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------

 (1) Commenced operations on September 28, 2001.

ADVISOR INTERNATIONAL CORE FUND

CLASS A

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value                     Before       After Taxes on      After Taxes on
                    $10,000                        Cumulative                                      Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of             $10,000         $9,812           -1.89%          N/A             N/A                  N/A
Fund(1)
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

 (1) Commenced operations on September 28, 2001.

CLASS B

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value                     Before       After Taxes on      After Taxes on
                    $10,000                        Cumulative                                      Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of             $10,000         $9,900           -1.00%          N/A             N/A                  N/A
Fund(1)
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

 (1) Commenced operations on September 28, 2001.

CLASS C

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value                     Before       After Taxes on      After Taxes on
                    $10,000                        Cumulative                                      Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of             $10,000       $10,300.00          3.00%          N/A             N/A                  N/A
Fund(1)
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

 (1) Commenced operations on September 28, 2001.

ADVISOR MID CAP GROWTH FUND

CLASS A(1)

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year            $10,000         $6,504           -34.96%       -34.96%         -34.97%              -21.29%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Five Years          $10,000         $14,708          47.08%         8.02%           7.53%                6.54%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of Fund(2)     $10,000         $14,708          47.08%         8.02%           7.53%                6.54%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1)   First offered on November 30, 2000.
(2)   Commenced operations on December 31, 1996.

CLASS B(1)

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year            $10,000         $6,375           -36.25%       -36.25%         -36.26%              -22.08%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Five Years          $10,000         $15,092          50.92%         8.58%           8.08%                7.01%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of Fund(2)     $10,000         $15,092          50.92%         8.58%           8.08%                7.01%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1)   First offered on November 30, 2000.
(2)   Commenced operations on December 31, 1996.

CLASS C(1)

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year            $10,000         $6,773           -32.27%       -32.27%         -32.27%              -19.65%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Five Years          $10,000         $15,281          52.81%         8.85%           8.36%                7.24%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of Fund(2)     $10,000         $15,281          52.81%         8.85%           8.36%                7.24%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1)   First offered on November 30, 2000.
(2)   Commenced operations on December 31, 1996.

CLASS Z

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year            $10,000         $6,914           -30.86%       -30.86%         -30.86%              -18.79%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Five Years          $10,000         $15,841          58.41%         9.64%           8.75%                7.78%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of Fund(1)     $10,000         $15,841          58.41%         9.64%           8.75%                7.78%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1)   Commenced operations on December 31, 1996.

ADVISOR SELECT FUND

CLASS A

----------------- ------------ ------------------ --------------- ----------------------------------------------------
                                                                              Average Annual Total Return
                                                                  ----------------------------------------------------
                                                                  ----------- ------------------- --------------------
                    Initial     Ending $ value      Cumulative    Before        After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001  Total Return     Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------
One Year            $10,000         $7,531           -24.69%       -24.69%         -24.69%              -15.04%
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------
Life of Fund(1)     $10,000         $7,531           -24.69%       -24.58%         -24.58%              -19.66%
----------------- ------------ ------------------ --------------- ----------- ------------------- --------------------

 (1) Commenced operations on December 29, 2000.

CLASS B

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year            $10,000         $7,440           -25.60%       -25.60%         -25.60%              -15.59%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of             $10,000         $7,540           -24.60%       -24.48%         -24.48%              -19.58%
Fund(1)
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

 (1) Commenced operations on December 29, 2000.

CLASS C

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
                                                                 ------------ ------------------- --------------------
One Year            $10,000         $7,830           -21.70%       -21.70%         -21.70%              -13.22%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of             $10,000         $7,930           -20.70%       -20.60%         -20.60%              -16.48%
Fund(1)
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

 (1) Commenced operations on December 29, 2000.

ADVISOR SMALL CAP VALUE FUND

CLASS A(1)

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year                 $10,000    $11,092          10.92%        10.92%           10.87%               6.69%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of Fund(2)          $10,000    $18,881          88.81%        17.22%           17.21%              14.36%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1)  First offered on November 30, 2000.
(2)  Commenced operations on December 31, 1997.

CLASS B(1)

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year            $10,000         $11,207          12.07%        12.07%           12.02%               7.39%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of Fund(2)     $10,000         $19,378          93.78%        17.99%           17.97%              15.02%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1)  First offered on November 30, 2000.
(2)  Commenced operations on December 31, 1997.

CLASS C(1)

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year            $10,000         $11,612          16.12%        16.12%           16.07%               9.86%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of Fund(2)     $10,000         $19,698          96.98%        18.47%           18.46%              15.44%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1)  First offered on November 30, 2000.
(2)  Commenced operations on December 31, 1997.

CLASS Z

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year            $10,000         $11,799          17.99%        17.99%           17.95%              11.00%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of             $10,000         $20,259          102.59%       19.30%           19.29%              16.16%
Fund(1)
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1)   Commenced operations on December 31, 1997.

ADVISOR TECHNOLOGY FUND

CLASS A

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value                     Before       After Taxes on      After Taxes on
                    $10,000                        Cumulative                                      Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year            $10,000         $7,350           -26.50%       -26.50%         -26.55%              -16.14%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of             $10,000         $6,816           -31.84%       -29.76%         -29.80%              -23.75%
Fund(1)
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1)   Commenced operations on November 30, 2000.

CLASS B

----------------- ------------ ------------------ -------------- -----------------------------------------------------
                                                                             Average Annual Total Return
                                                                 -----------------------------------------------------
                                                                 ------------ ------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on      After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
One Year            $10,000         $7,213           -27.87%       -27.87%         -27.92%              -16.97%
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------
Life of             $10,000         $6,742           -32.58%       -30.46%         -30.51%              -24.31%
Fund(1)
----------------- ------------ ------------------ -------------- ------------ ------------------- --------------------

(1)   Commenced operations on November 30, 2000.

CLASS C

----------------- ------------ ------------------ -------------- -------------------------------------------------------
                                                                              Average Annual Total Return
                                                                 -------------------------------------------------------
                                                                 ------------ ------------------- ----------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on       After Taxes on
                    $10,000                                                                         Distributions and
Time Period       Investment    December 30, 2001 Total Return      Taxes       Distributions      Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- ----------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ----------------------
One Year            $10,000         $7,591           -24.09%       -24.09%         -24.14%               -14.67%
----------------- ------------ ------------------ -------------- ------------ ------------------- ----------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ----------------------
Life of             $10,000         $7,122           -28.78%       -26.86%         -26.91%               -21.45%
Fund(1)
----------------- ------------ ------------------ -------------- ------------ ------------------- ----------------------

(1)   Commenced operations on November 30, 2000.

ADVISOR U.S. VALUE FUND

CLASS A(1)

----------------- ------------ ------------------ -------------- ------------------------------------------------------
                                                                              Average Annual Total Return
                                                                 ------------------------------------------------------
                                                                 ------------ ------------------- ---------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on       After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
One Year            $10,000         $8,278           -17.22%       -17.22%         -17.56%              -10.27%
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
Five Years          $10,000         $14,858          48.58%         8.24%           7.53%                6.48%
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
Life of             $10,000         $18,964          89.64%        11.24%           10.54%               9.09%
Fund(2)
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------

(1)  First offered on November 30, 2000.
(2)  Commenced operations on December 29, 1995.

CLASS B(1)

----------------- ------------ ------------------ -------------- ------------------------------------------------------
                                                                              Average Annual Total Return
                                                                 ------------------------------------------------------
                                                                 ------------ ------------------- ---------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on       After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
One Year            $10,000         $8,240           -17.60%       -17.60%         -17.84%              -10.49%
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
Five Years          $10,000         $15,105          51.05%         8.60%           7.91%                6.80%
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
Life of             $10,000         $19,415          94.15%        11.68%           11.00%               9.48%
Fund(2)
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------

(1)  First offered on November 30, 2000.
(2)  Commenced operations on December 29, 1995.

CLASS C(1)

----------------- ------------ ------------------ -------------- ------------------------------------------------------
                                                                              Average Annual Total Return
                                                                 ------------------------------------------------------
                                                                 ------------ ------------------- ---------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on       After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
One Year            $10,000         $8,645           -13.55%       -13.55%         -13.79%               -8.02%
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
Five Years          $10,000         $15,313          53.13%         8.90%           8.21%                7.05%
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
Life of             $10,000         $19,424          94.24%        11.69%           11.01%               9.49%
Fund(2)
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------

(1)  First offered on November 30, 2000.
(2)  Commenced operations on December 29, 1995.

CLASS K(1)

----------------- ------------ ------------------ -------------- ------------------------------------------------------
                                                                              Average Annual Total Return
                                                                 ------------------------------------------------------
                                                                 ------------ -------------------- --------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on       After Taxes on
                    $10,000                                                                         Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes        Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ -------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ -------------------- --------------------
One Year                 $10,000     $8,828         -11.72%        -11.72%        -12.17%                -6.90%
----------------- ------------ ------------------ -------------- ------------ -------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ -------------------- --------------------
Five Years               $10,000    $16,073          60.73%          9.96%          9.11%                 7.92%
----------------- ------------ ------------------ -------------- ------------ -------------------- --------------------
----------------- ------------ ------------------ -------------- ------------ -------------------- --------------------
Life of                  $10,000    $20,590         105.90%         12.78%         11.95%                10.41%
Fund(2)
----------------- ------------ ------------------ -------------- ------------ -------------------- --------------------

(1)  First offered on December 31, 2001.
(2)  Commenced operations on December 29, 1995.

CLASS Z

----------------- ------------ ------------------ -------------- ------------------------------------------------------
                                                                              Average Annual Total Return
                                                                 ------------------------------------------------------
                                                                 ------------ ------------------- ---------------------
                    Initial     Ending $ value     Cumulative      Before       After Taxes on       After Taxes on
                    $10,000                                                                        Distributions and
Time Period       Investment    December 31, 2001 Total Return      Taxes       Distributions     Sale of Fund Shares
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
One Year            $10,000          $8,828          -11.72%       -11.72%         -12.17%               -6.90%
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
Five Years          $10,000         $16,073          60.73%         9.96%           9.11%                7.92%
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------
Life of             $10,000         $20,590          105.90%       12.78%           11.95%               10.41%
Fund(1)
----------------- ------------ ------------------ -------------- ------------ ------------------- ---------------------

(1)   Commenced operations on December 29, 1995.






         The date of this Statement of Additional Information Supplement is July 31, 2002.